Earnings Per Common Share Attributable to Common Shareholders - Basic and Diluted Numerator and Denominator (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
EPS Numerator-Basic
Income from continuing operations	$ 9,119	[1]	$ 11,410	[1]	$ 9,021	[1]
Less: Net income attributable to noncontrolling interests	32		30		28
Income from continuing operations attributable to Pfizer Inc.	9,087		11,380		8,993
Less: Preferred stock dividends––net of tax	1		2		2
Income from continuing operations attributable to Pfizer Inc. common shareholders	9,086		11,378		8,991
Discontinued operations––net of tax	48	[1],[2]	10,662	[1],[2]	5,577	[1],[2]
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	0		39		0
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	48		10,623		5,577
Net income attributable to Pfizer Inc. common shareholders	9,134		22,001		14,568
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	9,087		11,380		8,993
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$ 9,135		$ 22,003		$ 14,570
EPS Denominator
Weighted-average number of common shares outstanding––Basic	6,346	[1]	6,813	[1]	7,442	[1]
Common-share equivalents: stock options, stock issuable under employee compensation plans and convertible preferred stock	78		82		66
Weighted-average number of common shares outstanding––Diluted	6,424	[1]	6,895	[1]	7,508	[1]
Equity Option [Member]
EPS Denominator
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(a)	44	[3]	43	[3]	177	[3]

[1]	Amounts may not add due to rounding.
[2]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, and the Nutrition business through November 30, 2012, the date of disposal.
[3]	These common stock equivalents were outstanding for the years ended December 31, 2014, 2013 and 2012, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.